Financial Instruments - Classification by Nature, Category and Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Net financial liabilities	€ (6,694,457)	€ (5,092,390)
Measured at fair value
Financial instruments
Financial assets	311,493	2,015,091
Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	3,008	7
Financial assets, at fair value	3,008	7
Measured at fair value | Trade receivables
Financial instruments
Financial assets	308,485	298,346
Financial assets, at fair value	308,485	298,346
Measured at fair value | Other current financial assets
Financial instruments
Financial assets		1,716,738
Financial assets, at fair value		1,716,738
Measured at fair value | Level 1 | Non-current financial assets
Financial instruments
Financial assets, at fair value	1,128	7
Measured at fair value | Level 2 | Trade receivables
Financial instruments
Financial assets, at fair value	308,485	298,346
Measured at fair value | Level 3 | Non-current financial assets
Financial instruments
Financial assets, at fair value	1,880
Measured at fair value | Level 3 | Other current financial assets
Financial instruments
Financial assets, at fair value		1,716,738
Not measured at fair value
Financial instruments
Financial assets	933,022	1,047,053
Financial liabilities	(7,938,972)	(8,154,534)
Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(2,601,479)
Financial liabilities, at fair value	(2,705,437)
Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities		(2,576,935)
Financial liabilities, at fair value		(2,749,557)
Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(111,622)	(100,267)
Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(3,110,298)	(3,286,889)
Financial liabilities, at fair value	(3,358,729)	(3,623,233)
Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(354,501)	(400,850)
Not measured at fair value | Lease liabilities
Financial instruments
Financial liabilities	(733,499)
Not measured at fair value | Finance lease liabilities
Financial instruments
Financial liabilities		(740,690)
Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(115,313)	(101,749)
Not measured at fair value | Debts with associates
Financial instruments
Financial liabilities		(1,258)
Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(16,391)	(983)
Not measured at fair value | Trade payables
Financial instruments
Financial liabilities	(742,707)	(747,514)
Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(153,162)	(197,399)
Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets	195,149	138,923
Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	11,118	12,188
Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	147,108	153,960
Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	579,647	741,982
Not measured at fair value | Level 1 | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities, at fair value	(2,705,437)
Not measured at fair value | Level 1 | Senior Unsecured Notes
Financial instruments
Financial liabilities, at fair value		(2,749,557)
Not measured at fair value | Level 2 | Senior Secured debt
Financial instruments
Financial liabilities, at fair value	(3,358,729)	(3,623,233)
Amortised cost | Not measured at fair value
Financial instruments
Financial liabilities	(7,769,419)	(7,956,152)
Amortised cost | Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(2,601,479)
Amortised cost | Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities		(2,576,935)
Amortised cost | Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(111,622)	(100,267)
Amortised cost | Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(3,110,298)	(3,286,889)
Amortised cost | Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(354,501)	(400,850)
Amortised cost | Not measured at fair value | Lease liabilities
Financial instruments
Financial liabilities	(733,499)
Amortised cost | Not measured at fair value | Finance lease liabilities
Financial instruments
Financial liabilities		(740,690)
Amortised cost | Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(115,313)	(101,749)
Amortised cost | Not measured at fair value | Debts with associates
Financial instruments
Financial liabilities		(1,258)
Amortised cost | Not measured at fair value | Trade payables
Financial instruments
Financial liabilities	(742,707)	(747,514)
Other financial liabilities | Not measured at fair value
Financial instruments
Financial liabilities	(169,553)	(198,382)
Other financial liabilities | Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(16,391)	(983)
Other financial liabilities | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(153,162)	(197,399)
Amortised cost | Not measured at fair value
Financial instruments
Financial assets	933,022	1,047,053
Amortised cost | Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets	195,149	138,923
Amortised cost | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	11,118	12,188
Amortised cost | Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	147,108	153,960
Amortised cost | Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	579,647	741,982
Financial assets at fair value through profit or loss | Measured at fair value
Financial instruments
Financial assets	1,128	1,716,745
Financial assets at fair value through profit or loss | Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	1,128	7
Financial assets at fair value through profit or loss | Measured at fair value | Other current financial assets
Financial instruments
Financial assets		1,716,738
Financial assets at fair value through OCI | Measured at fair value
Financial instruments
Financial assets	310,365	298,346
Financial assets at fair value through OCI | Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	1,880
Financial assets at fair value through OCI | Measured at fair value | Trade receivables
Financial instruments
Financial assets	€ 308,485	€ 298,346